GENERAL	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:- GENERAL

a.
On June 8, 2016 Pointer Telocation Ltd. ("the Company") spun off its Israeli subsidiary, Shagrir Group Vehicle Services Ltd. (“Shagrir”), through which the Company carried out its road side assistance (RSA), activities and listed Shagrir's shares on the Tel Aviv Stock Exchange. The results of Shagrir until the spin-off are included in the Company's results and presented as discontinued operations (see note 9).